Business Acquisition and Unaudited Pro Forma Information (Detail) - Business acquisition, pro forma information (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net sales (in Dollars)	$ 12,462,962	$ 30,627,291	$ 47,710,088	$ 30,094,554
Net income (in Dollars)	$ 1,640,614	$ 3,147,306	$ 5,250,294	$ 4,172,385
Basic weighted average shares outstanding	16,431,723	13,451,350	14,506,915	9,685,000
Diluted weighted average shares outstanding	16,641,815	13,522,150	14,697,206	9,685,000
Basic net earnings per share (in Dollars per share)	$ 0.10	$ 0.23	$ 0.36	$ 0.43
Diluted net earnings per share (in Dollars per share)	$ 0.10	$ 0.23	$ 0.36	$ 0.43